Options and Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 10 – Options and Warrants

The following are details related to options issued by the Company:

		Weighted
	Options for	Average
	Shares	Exercise Price

Options Outstanding at Beginning of Period	10,133,506	$0.74
Granted	100,000	1.04
Exercised	(45,000)	0.72
Forfeited	-	-
Cancelled	-	-
Expired	-	-
Options Outstanding at End of Period	10,188,506	$0.74

All options exercised were done so by means of a cashless exercise, whereby the Company received no cash and issued new shares.
We account for all stock-based payment awards made to employees and directors based on estimated fair values. We estimate the fair value of share-based payment awards on the date of grant using an option-pricing model and the value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service period, net of forfeitures.

We use the Black-Scholes-Merton (“BSM”) option-pricing model as our method of valuation. The fair value is amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. The fair value of share-based payment awards on the date of grant, as determined by the BSM model, is affected by our stock price as well as other assumptions. These assumptions include, but are not limited to:

•	Expected term is generally determined using weighted average of the contractual term and vesting period of the award;

•
Expected volatility of award grants made under the Company’s plans is measured using the historical daily changes in the market price of similar industry indices selected by us as representative, which are publicly traded, over the expected term of the award, due to our limited trading history;

•	Risk-free interest rate is equivalent to the implied yield on zero-coupon U.S. Treasury bonds with a remaining maturity equal to the expected term of the awards; and,

•	Forfeitures are based on the history of cancellations of awards granted by the Company and management's analysis of potential forfeitures.

The following are details related to warrants issued by the Company:

		Weighted
	Warrants for	Average
	Shares	Exercise Price

Warrants Outstanding at Beginning of Period	19,530,441	$1.08
Granted	2,605,513	1.00
Exercised	-	-
Forfeited	-	-
Cancelled	-	-
Expired	-	-
Warrants Outstanding at End of Period	22,135,954	$1.07

The value of the warrants was determined using the BSM option pricing model based upon:

· Expected term is generally determined using the contractual term of the award;

· Expected volatility of award grants made under the Company’s plans is measured using the historical daily changes in the market price of similar industry indices selected by us as representative, which are publicly traded, over the expected term of the award, due to our limited trading history;

· Risk-free interest rate is equivalent to the implied yield on zero-coupon U.S. Treasury bonds with a remaining maturity equal to the expected term of the awards.

2012 Equity Incentive Plan

On February 23, 2012, subject to stockholder approval, the Company’s Board of Directors approved the Company’s 2012 Equity Incentive Plan (the “2012 Plan”).

There are an aggregate of 6,500,000 shares of our Common Stock reserved for issuance upon exercise of awards granted under the 2012 Plan to employees, directors, proposed employees and directors, advisors, independent contractors (and their employees and agents), and other persons who provide valuable services to the Company. As of March 31, 2014, we have issued options to purchase an aggregate of 3,900,900 shares of our Common Stock originally reserved under the 2012 Plan. There remain 2,599,100 shares of Common Stock available for issuance under this plan.

The 2012 Plan includes a variety of forms of awards, including (a) ISOs (b) NQSOs (c) SARs (d) Restricted Stock, (e) Performance Awards, and (e) other forms of stock-based incentive awards to allow the Company to adapt our incentive compensation program to meet our needs.
The 2012 Plan will terminate on February 23, 2022, unless sooner terminated by our Board of Directors. After the 2012 Plan is terminated, no future awards may be granted under the 2012 Plan, but awards previously granted will remain outstanding in accordance with their applicable terms and conditions and the 2012 Plan’s terms and conditions.  As of March 31, 2014, the Company had 10,188,506 common shares reserved for future issuance under the Company’s stock plans.

NOTE 12 – Options and Warrants

The following are details related to options issued by the Company:

		Weighted
	Options for	Average
	Shares	Exercise Price

Outstanding as of December 31, 2011	3,717,606	$0.60
Granted	3,285,000	0.59
Exercised	(165,000)	0.50
Forfeited	-	-
Cancelled	-	-
Expired	-	-
Outstanding as of December 31, 2012	6,837,606	$0.59

Outstanding as of December 31, 2012	6,837,606	$0.59
Granted	3,445,900	1.00
Exercised	(150,000)	0.50
Forfeited	-	-
Cancelled	-	-
Expired	-	-
Outstanding as of December 31, 2013	10,133,506	$0.74

During 2013 and 2012, there were no forfeitures or expirations under our stock plans.  The weighted-average grant-date fair value of options granted for the year ended December 31, 2013 was $0.44 per option.

For the year ended December 31, 2013, the intrinsic value of options outstanding was $4,859,581, and of options exercisable was $6,310,476.

All options exercised were done so by means of a cashless exercise, whereby the Company received no cash and issued new shares.

We account for all stock-based payment awards made to employees and directors based on estimated fair values. We estimate the fair value of share-based payment awards on the date of grant using an option-pricing model and the value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service period, net of forfeitures.

We use the Black-Scholes-Merton (“BSM”) option-pricing model as our method of valuation. The fair value is amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. The fair value of share-based payment awards on the date of grant as determined by the BSM model is affected by our stock price as well as other assumptions. These assumptions include, but are not limited to:

•	Expected term is generally determined using weighted average of the contractual term and vesting period of the award;

•
Expected volatility of award grants made under the Company’s plans is measured using the historical daily changes in the market price of similar industry indices selected by us as representative, which are publicly traded, over the expected term of the award, due to our limited trading history;

•	Risk-free interest rate is equivalent to the implied yield on zero-coupon U.S. Treasury bonds with a remaining maturity equal to the expected term of the awards; and,

•	Forfeitures are based on the history of cancellations of awards granted by the Company and management's analysis of potential forfeitures.

The estimated value of employee stock options granted during the years ended December 31, 2013 and 2012 were estimated using the BSM option pricing model with the following assumptions:

	Years Ended December 31,
	2013			2012
Expected volatility	40%			10%
Risk-free interest rate	0.16	–	0.70%	0.60	–	0.70%
Expected dividends	0.00%			0.00%
Expected term in years	3	–	5	5	–	10

The following are details related to warrants issued by the Company:

		Weighted
	Warrants for	Average
	Shares	Exercise Price

Outstanding as of December 31, 2011	4,410,991	$0.64
Granted	7,946,500	1.00
Exercised	(35,000)	0.50
Forfeited	-	-
Cancelled	(14,933)	2.50
Expired	-	-
Outstanding as of December 31, 2012	12,307,558	$0.86

Outstanding as of December 31, 2012	12,307,558	0.86
Granted	8,187,817	1.31
Exercised	(680,000)	0.03
Forfeited	(284,934)	0.48
Cancelled	-	-
Expired	-	-
Outstanding as of December 31, 2013	19,530,441	1.08

The weighted-average grant-date fair value of the 1,439,560 compensatory warrants granted for the year ended December 31, 2013, was $0.37 per warrant.

For the year ended December 31, 2013, the intrinsic value of warrants outstanding and exercisable was 3,835,245.

All warrants exercised were done so by means of a cashless exercise, whereby the Company received no cash and issued new shares.

For the year ended December 31, 2013, the Company issued 1,439,560 compensatory warrants to purchase its common stock while recording expense for these warrants of $526,393 using the BSM option pricing model based upon:

· Expected term is generally determined using  the contractual term of the award;

· Expected volatility of award grants made under the Company’s plans is measured using the historical daily changes in the market price of similar industry indices selected by us as representative, which are publicly traded, over the expected term of the award, due to our limited trading history;

· Risk-free interest rate is equivalent to the implied yield on zero-coupon U.S. Treasury bonds with a remaining maturity equal to the expected term of the awards; and,

· Forfeitures are based on the history of cancellations of awards granted by the Company and management's analysis of potential forfeitures.

The weighted-average estimated fair value of warrants granted as stock based compensation during the years ended December 31, 2013 and 2012 were estimated using the BSM option pricing model with the following assumptions:

	Years Ended December 31,
	2013			2012
Expected volatility	40%			10%
Risk-free interest rate	0.60	–	0.70%	0.60	–	0.70%
Expected dividends	0.00%			0.00%
Expected term in years	3	–	5	3	–	5

For the Year Ended December 31, 2012:

Warrants and Options Outstanding			Warrants and Options Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Range of Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.0001	1,000,000	2.5	$0.0001	1,000,000	$0.0001
$0.025	680,000	0.3	$0.025	680,000	$0.025
$0.50	6,360,000	9.0	$0.50	3,975,000	$0.50
$0.625	220,000	0.1	$0.625	220,000	$0.625
$1.00	10,420,230	9.0	$1.00	10,370,230	$1.00
$1.50	300,000	2.5	$1.50	300,000	$1.50
$2.45	100,000	5.0	$2.45	20,000	$2.45
$2.50	64,934	0.5	$2.50	64,934	$2.50
	19,145,164			16,630,164

For the Year Ended December 31, 2013:

Warrants and Options Outstanding			Warrants and Options Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Range of Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.0001	1,000,000	1.4	$0.0001	1,000,000	0.0001
$0.50	6,410,800	8.1	$0.50	5,182,300	0.50
$1.00	15,036,830	4.2	$1.00	13,414,330	1.00
$1.25	2,912,716	2.2	$1.25	2,912,716	1.25
$1.50	4,203,601	4.7	$1.50	4,203,601	1.50
$2.45	100,000	8.5	$2.45	40,000	2.45
	29,663,947			26,752,947

Third Amended and Restated 2007 Stock Incentive Plan

The Company assumed the Third Amended and Restated 2007 Stock Incentive Plan (the “2007 Stock Plan”) from Global Recycling Technologies, Ltd., a Delaware corporation (“Global Recycling”), upon the consummation of a reverse triangular merger between the Company, Global Recycling, and GRT Acquisition, Inc., a Nevada corporation, on November 28, 2011.

There are an aggregate of 6,742,606 shares of our Common Stock reserved for issuance under options granted by the 2007 Stock Plan to employees, directors, proposed employees and directors, advisors, independent contractors (and their employees and agents), and other persons who provide valuable services to the Company (collectively, “Eligible Persons”). As of December 31, 2013, we have issued options to purchase an aggregate of 6,647,606 shares of our Common Stock originally reserved under the 2007 Stock Plan. There remain 95,000 shares of Common Stock available for issuance under this plan.

Under the 2007 Stock Plan, Eligible Persons may be granted: (a) stock options (“Options”), which may be designated as Non-Qualified Stock Options (“NQSOs”) or Incentive Stock Options (“ISOs”); (b) stock appreciation rights (“SARs”); (c) restricted stock awards (“Restricted Stock”); (d) performance share awards (“Performance Awards”); or (e) other forms of stock-based incentive awards.

The 2007 Stock Plan will remain in full force and effect through May 30, 2017, unless earlier terminated by our Board of Directors.  After the 2007 Stock Plan is terminated, no future awards may be granted under the 2007 Stock Plan, but awards previously granted will remain outstanding in accordance with their applicable terms and conditions.

2012 Equity Incentive Plan

On February 23, 2012, subject to stockholder approval, the Company’s Board of Directors approved the Company’s 2012 Equity Incentive Plan (the “2012 Plan”). By written consent in lieu of a meeting, dated March 14, 2012, Stockholders of the Company owning an aggregate of 14,398,402 shares of Common Stock (representing approximately 66.1% of the then 23,551,991 outstanding shares of Common Stock) approved and adopted the 2012 Plan.  Also by written consent in lieu of a meeting, dated July 27, 2012, Stockholders of the Company owning an aggregate of 12,676,202 shares of Common Stock (representing approximately 51.8% of the then 24,451,991 outstanding shares of Common Stock) approved an amendment to the 2012 Plan to increase the number of shares reserved for issuance under the 2012 Plan by 3,000,000 shares.

There are an aggregate of 6,500,000 shares of our Common Stock reserved for issuance upon exercise of awards granted under the 2012 Plan to employees, directors, proposed employees and directors, advisors, independent contractors (and their employees and agents), and other persons who provide valuable services to the Company. As of December 31, 2013, we have issued options to purchase an aggregate of 3,800,900 shares of our Common Stock originally reserved under the 2012 Plan. There remain 2,699,100 shares of Common Stock available for issuance under this plan.

The 2012 Plan includes a variety of forms of awards, including (a) ISOs (b) NQSOs (c) SARs (d) Restricted Stock, (e) Performance Awards, and (e) other forms of stock-based incentive awards to allow the Company to adapt its incentive compensation program to meet its needs.

The 2012 Plan will terminate on February 23, 2022, unless sooner terminated by our Board of Directors. After the 2012 Plan is terminated, no future awards may be granted under the 2012 Plan, but awards previously granted will remain outstanding in accordance with their applicable terms and conditions and the 2012 Plan’s terms and conditions.